(Loss) Earnings Per Share - Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net (loss) profit attributable to APWC from continuing operations	$ (1,632)	$ 2,928	$ 8,720
Net (loss) profit attributable to APWC	$ (1,632)	$ 2,928	$ 8,720
Denominator:
Weighted-average common shares outstanding - basic and diluted	13,819,669	13,819,669	13,819,669
(Loss) earnings per share – basic and diluted
Continuing operations	$ (0.12)	$ 0.21	$ 0.63
Total (loss) earnings per share – basic and diluted	$ (0.12)	$ 0.21	$ 0.63